Taxation - Weighted average of tax rates applicable to accounting profits and loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Profit before tax	£ 2,295	£ 2,113	£ 1,797	£ 1,483	£ 1,847
Tax at average applicable rates	(571)	(498)	(418)
Tax effect of share of results of joint ventures and associates	8	3	6
Income not taxable and expenses not deductible	20	21	24
Non-deductible costs of share based remuneration	(1)	(1)	(2)
Non-deductible disposal-related gains and losses	(22)	(2)	1
Deferred tax assets of the period not recognised	(3)	(17)	(8)
Change in recognition and measurement of deferred tax	4	5	25
Movements in provisions and prior year items	58	8	46
Tax expense	£ (507)	£ (481)	£ (326)
Tax at average applicable rates	24.90%	23.60%	23.30%
Tax effect of share of results of joint ventures and associates	(0.30%)	(0.10%)	(0.30%)
Income not taxable and expenses not deductible	(0.90%)	(1.00%)	(1.40%)
Non-deductible costs of share based remuneration	0.00%	0.00%	0.10%
Non-deductible disposal-related gains and losses	1.00%	0.10%	(0.10%)
Deferred tax assets of the period not recognised	0.10%	0.80%	0.40%
Change in recognition and measurement of deferred tax	(0.20%)	(0.20%)	(1.40%)
Movements in provisions and prior year items	(2.50%)	(0.40%)	(2.50%)
Tax expense	22.10%	22.80%	18.10%